FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 27, 2015

Filed Via EDGAR (CIK #0001022804)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  Franklin Fund Allocator Series (Registrant)

File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

On behalf of the Registrant, transmitted herewith under the EDGAR system, is Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A (the Amendment), which is being filed under the Securities Act of 1933 (1933 Act), as amended, and the Investment Company Act of 1940, as amended.

The Amendment is being filed to describe changes to the strategic allocations of Fund assets for the Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund and Franklin Moderate Allocation Fund (the Series) each a series of the Registrant.

As noted on the facing page, the Amendment relates only to the Series and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on May 1, 2015.  The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.  Please direct any comments or questions regarding this filing to Bruce Bohan, Esq. at (650) 312-3504.

Sincerely yours,

FRANKLIN FUND ALLOCATOR SERIES

/s/Karen L. Skidmore

Karen L. Skidmore

Senior Associate General Counsel

KLS/sk

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